UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-5853


                              HERITAGE INCOME TRUST
                              ---------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036


Date of fiscal year end: September 30

Date of reporting period: December 31

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------------------------------------------------------
                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                         DECEMBER 31, 2004
                                                            (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL                              % OF NET
                                                                              AMOUNT              VALUE              ASSETS
                                                                              ------              -----              ------
Corporate Bonds
---------------
DOMESTIC
--------
    ADVERTISING
    -----------
      RH Donnelley Finance Corporation, 144A, 10.875%, 12/15/12              275,000              326,562              0.4%
      Sitel Corporation, 9.25%, 03/15/06                                     450,000              454,500              0.5%
                                                                                               ------------          --------
                                                                                                  781,062              0.9%
    AEROSPACE/DEFENSE
    -----------------
      Alliant Techsystems Inc., 8.5%, 05/15/11                               425,000              465,375              0.5%
      Argo-Tech Corp., 9.25%, 06/01/11                                       375,000              411,562              0.5%
      DRS Technologies Inc, 144A, 6.875%, 11/01/13                           350,000              365,750              0.4%
      L-3 Communications Corporation, 7.625%, 06/15/12                       250,000              274,375              0.3%
      Sequa Corporation, 9.0%, 08/01/09                                      400,000              451,000              0.5%
                                                                                               ------------          --------
                                                                                                1,968,062              2.2%
    AGRICULTURE
    -----------
      Hines Nurseries Inc., 10.25%, 10/01/11                                 350,000              382,375              0.4%
                                                                                               ------------          --------
    AIRLINES
    --------
      Continental Airlines Inc., Series "98-3", 7.25%, 11/01/05              150,000              141,154              0.1%
      Continental Airlines Inc., Series "981C", 6.541%, 09/15/08             264,193              243,546              0.3%
                                                                                               ------------          --------
                                                                                                  384,700              0.4%
    APPAREL
    -------
      Levi Strauss & Company, 7.0%, 11/01/06                                 200,000              210,000              0.2%
      Levi Strauss & Company, 11.625%, 01/15/08                              215,000              225,750              0.3%
      Oxford Industries Inc., 8.875%, 06/01/11                               400,000              429,500              0.5%
      Tommy Hilfiger USA, 6.85%, 06/01/08                                    300,000              301,500              0.3%
                                                                                               ------------          --------
                                                                                                1,166,750              1.3%
    AUTO MANUFACTURERS
    ------------------
      General Motors Corp., 8.375%, 07/15/33                                 400,000              414,433              0.5%
                                                                                               ------------          --------
    AUTO PARTS & EQUIPMENT
      Dana Corporation, 7.0%, 03/01/29                                       200,000              199,500              0.2%
      Eagle-Picher Industries Inc., 9.75%, 09/01/13                          500,000              500,000              0.6%
      TRW Automotive Inc., 9.375%, 02/15/13                                  312,000              361,920              0.4%
                                                                                               ------------          --------
                                                                                                1,061,420              1.2%
    BROADCASTING SERVICES/PROGRAMS
    ------------------------------
      Nexstar Finance Holdings LLC and Nexstar Finance Holdings Inc.,
      0.0% to 04/01/08, 11.375% to maturity (a), 04/01/13                    275,000              217,250              0.2%
                                                                                               ------------          --------
    BUILDING MATERIALS
    ------------------
      Associated Materials Inc., 0.0% to 03/01/09, 11.25% to maturity
      (a), 03/01/14                                                          300,000              216,000              0.2%
      Nortek Inc., 144A, 8.5%, 09/01/14                                      225,000              235,125              0.3%
                                                                                               ------------          --------
                                                                                                  451,125              0.5%
    CHEMICALS
    ---------
      Airgas Inc., MTN, 7.75%, 09/15/06                                      250,000              265,000              0.3%
      Applied Extrusion Technologies Inc., Series "B", 10.75%,
      07/01/11 (b)                                                           500,000              297,500              0.3%
      Compass Minerals Group Inc., 10.0%, 08/15/11                           250,000              281,250              0.3%
      Equistar Chemicals LP and Equistar Funding Corporation,
      10.625%, 05/01/11                                                      150,000              174,000              0.2%
      FMC Corporation, 10.25%, 11/01/09                                       50,000               57,375              0.1%
      FMC Corporation, 7.75%, 07/01/11                                       225,000              237,938              0.2%
      Hercules Inc., 6.75%, 10/15/29                                         250,000              258,125              0.3%
      Huntsman International LLC, 10.125%, 07/01/09                          260,000              273,650              0.3%
      ISP Chemco Inc., Series "B", 10.25%, 07/01/11                          400,000              452,000              0.5%
      Lyondell Chemical Company, Series "B", 9.875%, 05/01/07                 17,000               17,808              0.0%
      Lyondell Chemical Company, 9.5%, 12/15/08                              150,000              162,750              0.2%
      Millennium America Inc., 9.25%, 06/15/08                               525,000              597,188              0.7%
      NewMarket Corporation/Ethyl Corporation, 8.875%, 05/01/10              550,000              607,750              0.7%
      OM Group Inc., 9.25%, 12/15/11                                          75,000               79,875              0.1%
      Resolution Performance Products Inc., 13.5%, 11/15/10                  325,000              353,438              0.4%
      United Industries Corporation, Series "D", 9.875%, 04/01/09            575,000              601,594              0.7%
                                                                                               ------------          --------
                                                                                                4,717,241              5.3%
    COMMERCIAL SERVICES
    -------------------
      Allied Security Escrow Corporation, 144A, 11.375%, 07/15/11            325,000              339,625              0.4%
      Brand Services Inc., 12.0%, 10/15/12                                   125,000              140,000              0.2%
      Casmus Communications Corp., 8.375%, 06/15/14                          100,000              108,875              0.1%

--------------------------------------------------------------------------------------------------------------------------------
                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                         DECEMBER 31, 2004
                                                            (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL                              % OF NET
                                                                              AMOUNT              VALUE              ASSETS
                                                                              ------              -----              ------
      Cenveo Corporation, 9.625%, 03/15/12                                   175,000              192,062              0.2%
      Cenveo Corporation, 7.875%, 12/01/13                                   300,000              279,000              0.3%
      Iron Mountain Inc., 8.25%, 07/01/11                                    200,000              206,250              0.2%
      Iron Mountain, Inc., 8.625%, 04/01/13                                  375,000              398,438              0.4%
      Iron Mountain Inc., 7.75%, 01/15/15                                    225,000              228,375              0.3%
                                                                                               ------------          --------
                                                                                                 1,892,625              2.1%
    COMPUTERS
    ---------
      Unisys Corporation, 7.875%, 04/01/08                                    50,000               51,250              0.1%
                                                                                               ------------          --------
     DIVERSIFIED MANUFACTURER
     ------------------------
      Blount Inc., 8.875%, 08/01/12                                          200,000              217,000              0.2%
      KI Holdings Inc., 144A, , 0.0% to 11/15/09, 9.875% to maturity
      (a),  11/15/14                                                         225,000              144,000              0.2%
      Koppers Inc., 9.875%, 10/15/13                                         250,000              285,000              0.3%
      Park-Ohio Industries Inc, 144A, 8.375%, 11/15/14                       450,000              450,000              0.5%
                                                                                               ------------          --------
                                                                                                 1,096,000              1.2%
    ELECTRIC
    --------
      Allegheny Energy Supply Statutory Trust, 144A, 10.25%, 11/15/07        475,000              539,125              0.6%
      BRL Universal Equipment 2001 A LP, 8.875%, 02/15/08                    275,000              289,094              0.3%
      Calpine Corporation, 8.75%, 07/15/07                                   375,000              328,125              0.4%
      Calpine Corporation, 144A, 8.5%, 07/15/10                              500,000              428,750              0.5%
      Calpine Corporation, 144A, 8.75%, 07/15/13                             400,000              330,000              0.4%
      Edison Mission Energy, 10.0%, 08/15/08                                 325,000              372,938              0.4%
      Edison Mission Energy, 7.73%, 06/15/09                                 700,000              752,500              0.8%
      Edison Mission Energy, 9.875%, 04/15/11                                 25,000               29,625              0.0%
      Mirant Americas Generation LLC, 7.625%, 05/01/06 (b)                    75,000               80,625              0.1%
      Mirant Americas Generation LLC, 9.125%, 05/01/31 (b)                   575,000              599,438              0.7%
      NRG Energy Inc., 144A, 8.0%, 12/15/13                                  775,000              844,750              1.0%
      Reliant Resources Inc., 9.25%, 07/15/10                                575,000              641,125              0.7%
      Reliant Resources Inc., 9.5%, 07/15/13                                 250,000              284,062              0.3%
      The AES Corporation, 9.5%, 06/01/09                                    125,000              142,188              0.2%
      The AES Corporation, 9.375%, 09/15/10                                  250,000              290,625              0.3%
      The AES Corporation, 7.75%, 03/01/14                                   100,000              108,500              0.1%
                                                                                               ------------          --------
                                                                                                6,061,470              6.8%
    ELECTRICAL COMPONENTS & EQUIPMENT
    ---------------------------------
      Motors and Gears Inc., Series "D", 10.75%, 11/15/06                    325,000              317,688              0.4%
                                                                                               ------------          --------
    ELECTRONICS
    -----------
      Muzak LLC and Muzak Finance Corporation, 10.0%, 02/15/09               225,000              209,531              0.2%
      Muzak LLC and Muzak Finance Corporation, 9.875%, 03/15/09              125,000               87,344              0.1%
                                                                                               ------------          --------
                                                                                                   296,875              0.3%
    ENTERTAINMENT
    -------------
      Argosy Gaming Company, 9.0%, 09/01/11                                   50,000               55,750              0.1%
      Choctaw Resort Development Enterprise, 144A, 7.25%, 11/15/19           275,000              277,750              0.3%
      Cinemark Inc., 0.0% to 03/15/09, 9.75% to maturity (a), 03/15/14       575,000              434,125              0.5%
      Herbst Gaming Inc., 8.125%, 06/01/12                                   400,000              428,000              0.5%
      Pinnacle Entertainment Inc., 8.25%, 03/15/12                           475,000              504,688              0.6%
      Scientific Games Corporation, 144A, 6.25%, 12/15/12                    225,000              228,938              0.2%
      Six Flags Inc., 9.75%, 04/15/13                                        125,000              126,875              0.1%
      Six Flags Inc., 9.625%, 06/01/14                                       100,000              100,500              0.1%
                                                                                               ------------          --------
                                                                                                 2,156,626              2.4%
    ENVIRONMENTAL CONTROL
    ---------------------
      Aleris International Inc./Imco Recycling Inc., 10.375%, 10/15/10       200,000              227,000              0.2%
      Allied Waste North America, Series "B", 9.25%, 09/01/12                475,000              514,188              0.6%
      Allied Waste North America, Series "B", 7.375%, 04/15/14               350,000              335,125              0.4%
      Safety-Kleen Services, 9.25%, 06/01/08 (b) (c)                         500,000                1,250              0.0%
                                                                                               ------------          --------
                                                                                                1,077,563              1.2%
    FINANCIAL SERVICES
    ------------------
      Affinia Group Inc., 144A, 9.0%, 11/30/14                               200,000              208,500              0.2%
      Alamosa Delaware Inc., 0.0% to 07/31/05, 12.0% to maturity (a),
      07/31/09                                                               254,000              275,590              0.3%
      Alamosa Delaware Inc., 11.0%, 07/31/10                                 211,000              248,452              0.3%
      Athena Neurosciences Finance LLC, 7.25%, 02/21/08                      250,000              261,250              0.3%

      Borden U.S. Finance Corp and Borden Nova Scotia Finance, ULC, 144A,
      9.0%, 07/15/14                                                         150,000              166,500              0.2%

--------------------------------------------------------------------------------------------------------------------------------
                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                         DECEMBER 31, 2004
                                                            (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL                              % OF NET
                                                                              AMOUNT              VALUE              ASSETS
                                                                              ------              -----              ------
      Global Cash Access LLC and Global Cash Finance Corp., 8.75%, 03/15/12  375,000              404,062              0.5%
      Huntsman Advanced Materials LLC, 144A, 11.0%, 07/15/10                 400,000              476,000              0.5%
      Rainbow National Services LLC, 144A, 10.375%, 09/01/14                 275,000              310,062              0.3%
                                                                                               ------------          --------
                                                                                                2,350,416              2.6%
    FOOD
    ----
      Ahold Finance USA Inc., 8.25%, 07/15/10                                175,000              198,188              0.2%
      Del Monte Corporation, Series "B", 9.25%, 05/15/11                     325,000              355,875              0.4%
      Del Monte Corporation, 8.625%, 12/15/12                                100,000              112,000              0.1%
      Doane Pet Care Company, 9.75%, 05/15/07                                425,000              418,625              0.5%
      Dole Food Company Inc., 8.875%, 03/15/11                               300,000              326,250              0.4%
      Nutritional Sourcing Corportation, 10.125%, 08/01/09                    42,136               29,495              0.0%
      Pilgrim's Pride Corporation, 9.25%, 11/15/13                           225,000              252,000              0.3%
      Pinnacle Foods Holding Corporation, 144A, 8.25%, 12/01/13              400,000              381,000              0.4%
      Swift & Company, 10.125%, 10/01/09                                     225,000              250,875              0.3%
                                                                                               ------------          --------
                                                                                                2,324,308              2.6%
    FOREST PRODUCTS & PAPER
    -----------------------
      Appleton Papers Inc., 8.125%, 06/15/11                                 175,000              188,562              0.2%
      Appleton Papers Inc., Series "B", 9.75%, 06/15/14                      200,000              221,000              0.2%
      Bowater Inc., 9.5%, 10/15/12                                           200,000              228,954              0.2%
      Bowater Inc., 6.5%, 06/15/13                                           325,000              325,046              0.4%
      Buckeye Technologies Inc., 9.25%, 09/15/08                             250,000              250,000              0.3%
      Buckeye Technologies Inc., 8.0%, 10/15/10                              425,000              425,000              0.5%
                                                                                               ------------          --------
                                                                                                1,638,562              1.8%
    HEALTHCARE PRODUCTS
    -------------------
      Medical Device Manufacturing, Inc., 144A, 10.0%, 07/15/12              375,000              404,062              0.5%
      Sola International Inc., 6.875%, 03/15/08                              200,000              202,238              0.2%
      VWR International Inc., 144A, 8.0%, 04/15/14                           325,000              346,938              0.4%
                                                                                               ------------          --------
                                                                                                  953,238              1.1%
    HEALTHCARE SERVICES
    -------------------
      Ameripath Inc., 10.5%, 04/01/13                                        400,000              425,000              0.5%
      Community Health Systems, Inc., 144A, 6.5%, 12/15/12                   225,000              226,688              0.3%
      Extendicare Health Services Inc., 9.5%, 07/01/10                       200,000              224,000              0.2%
      IASIS Healthcare LLC and IASIS Capital Corp., 8.75%, 06/15/14          450,000              490,500              0.5%
      Insight Health Services Corporation, Series "B", 9.875%, 11/01/11      200,000              202,000              0.2%
      Psychiatric Solutions Inc., 10.625%, 06/15/13                          200,000              231,500              0.3%
      Tenet Healthcare Corporation, 6.5%, 06/01/12                           100,000               92,500              0.1%
      Tenet Healthcare Corporation, 7.375%, 02/01/13                         525,000              509,250              0.6%
      Tenet Healthcare Corporation, 6.875%, 11/15/31                         225,000              191,812              0.2%
      Triad Hospitals Inc., 7.0%, 11/15/13                                   100,000              102,250              0.1%
                                                                                               ------------          --------
                                                                                                2,695,500              3.0%
    HOME FURNISHINGS
    ----------------
      Applica Inc., 10.0%, 07/31/08                                          123,000              122,385              0.1%
      Sealy Mattress Company, 8.25%, 06/15/14                                400,000              424,000              0.5%
                                                                                               ------------          --------
                                                                                                  546,385              0.6%
    HOUSEHOLD PRODUCTS
    ------------------
      Playtex Products Inc., 9.375%, 06/01/11                                300,000              320,250              0.4%
                                                                                               ------------          --------
    IRON/STEEL
    ----------
      AK Steel Corporation, 7.875%, 02/15/09                                 250,000              254,688              0.3%
      Republic Technologies International LLC and RTI Capital
      Corporation, 13.75%, 07/15/09 (b) (c)                                  500,000                5,000              0.0%
                                                                                               ------------          --------
                                                                                                  259,688              0.3%
    LEISURE TIME
    ------------
      Icon Health & Fitness, 11.25%, 04/01/12                                 325,000              273,000              0.3%
      Leslie's Poolmart, Series "B", 10.375%, 07/15/08                        275,000              291,844              0.3%
                                                                                               ------------          --------
                                                                                                   564,844              0.6%
    LODGING
    -------
      Ameristar Casinos Inc., 10.75%, 02/15/09                                300,000              334,500              0.4%
      Caesars Entertainment Inc., 8.875%, 09/15/08                            175,000              198,188              0.2%
      Caesars Entertainment Inc., 7.875%, 03/15/10                            375,000              422,344              0.5%
      Caesars Entertainment Inc., 8.125%, 05/15/11                             25,000               28,875              0.0%
      Caesars Entertainment Inc., 7.0%, 04/15/13                              400,000              441,000              0.5%


--------------------------------------------------------------------------------------------------------------------------------
                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                         DECEMBER 31, 2004
                                                            (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL                              % OF NET
                                                                              AMOUNT              VALUE              ASSETS
                                                                              ------              -----              ------

      MGM Mirage Inc., 9.75%, 06/01/07                                        350,000              388,500              0.4%
      MGM Mirage Inc., 8.375%, 02/01/11                                       190,000              214,225              0.2%
      Starwood Hotels & Resorts Worldwide Inc., 7.875%, 05/01/12              425,000              485,562              0.6%
      Station Casinos Inc., 6.875%, 03/01/16                                  300,000              312,375              0.4%
      Turning Stone Casino Resort Enterprise, 144A, 9.125%, 12/15/10          400,000              433,000              0.5%
      Venetian Casino Resort LLC, 11.0%, 06/15/10                             350,000              399,438              0.4%
                                                                                               ------------          --------
                                                                                                 3,658,007              4.1%
    MACHINERY
    ---------
      Case New Holland Inc., 144A, 9.25%, 08/01/11                            150,000              166,875              0.2%
      NMHG Holding Company, 10.0%, 05/15/09                                   125,000              138,125              0.2%
      Terex Corporation, Series "B", 10.375%, 04/01/11                        425,000              476,000              0.5%
                                                                                               ------------          --------
                                                                                                   781,000              0.9%
    MACHINERY-DIVERSIFIED
    ---------------------
      Flowserve Corporation, 12.25%, 08/15/10                                 425,000              469,625              0.5%
                                                                                               ------------          --------
    METAL FABRICATE/HARDWARE
    ------------------------
      Mueller Group Inc., 10.0%, 05/01/12                                     375,000              408,750              0.5%
                                                                                               ------------          --------
    OFFICE FURNISHINGS
    ------------------
      Interface Inc., 9.5%, 02/01/14                                          375,000              408,750              0.5%
                                                                                               ------------          --------
    OFFICE/BUSINESS EQUIPMENT
    -------------------------
      General Binding Corporation, 9.375%, 06/01/08                           200,000              200,000              0.2%
                                                                                               ------------          --------
    OIL & GAS
    ---------
      Chesapeake Energy Corporation, 7.5%, 06/15/14                           450,000              491,625              0.5%
      Forest Oil Corporation, 8.0%, 12/15/11                                  600,000              685,500              0.8%
      Magnum Hunter Resources Inc., 9.6%, 03/15/12                            520,000              590,200              0.7%
      Plains Exploration & Production Company, Series "B", 8.75%,
      07/01/12                                                                 90,000              100,575              0.1%
      Stone Energy Corporation, 8.25%, 12/15/11                               325,000              351,000              0.4%
      Stone Energy Corporation, 144A, 6.75%, 12/15/14                          75,000               74,812              0.1%
      Swift Energy Company, 9.375%, 05/01/12                                  125,000              140,000              0.2%
      Vintage Petroleum Inc., 7.875%, 05/15/11                                375,000              399,375              0.4%
                                                                                               ------------          --------
                                                                                                 2,833,087              3.2%
    OIL & GAS SERVICES
    ------------------
      Key Energy Services Inc., 6.375%, 05/01/13                              250,000              254,375              0.3%
                                                                                               ------------          --------
    PACKAGING & CONTAINERS
    ----------------------
      Anchor Glass Container Corporation, 11.0%, 02/15/13                     400,000              428,000              0.5%
      Berry Plastics Corporation, 10.75%, 07/15/12                            350,000              400,750              0.4%
      Owens-Brockway Glass Container Inc., 7.75%, 05/15/11                     25,000               27,062              0.0%
      Plastipak Holdings Inc., 10.75%, 09/01/11                               600,000              675,000              0.8%
      Pliant Corporation, 11.125%, 09/01/09                                   175,000              190,750              0.2%
      Radnor Holdings Corporation, 11.0%, 03/15/10                            350,000              300,125              0.3%
      Smurfit-Stone Container Corporation, 8.25%, 10/01/12                    475,000              517,750              0.6%
      Smurfit-Stone Container Enterprises Inc., 8.375%, 07/01/12              125,000              136,250              0.2%
      Tekni-Plex Inc., Series "B", 12.75%, 06/15/10                            50,000               47,500              0.1%
      Tekni-Plex Inc., 144A, 8.75%, 11/15/13                                  350,000              348,250              0.4%
                                                                                               ------------          --------
                                                                                                 3,071,437              3.5%
    PHARMACEUTICALS
    ---------------
      aaiPharma Inc., 11.0%, 04/01/10                                         200,000              149,500              0.2%
      Vicar Operating Inc., 9.875%, 12/01/09                                  250,000              273,750              0.3%
                                                                                               ------------          --------
                                                                                                   423,250              0.5%
    PIPELINES
    ---------
      Dynegy Holdings Inc., 7.125%, 05/15/18                                1,250,000            1,114,062              1.3%
      Dynegy Holdings Inc., 7.625%, 10/15/26                                  300,000              260,625              0.3%
      El Paso Corporation, 7.875%, 06/15/12                                   375,000              392,344              0.4%
      El Paso Corporation, 7.8%, 08/01/31                                     525,000              504,000              0.6%
      El Paso Corporation, 7.75%, 01/15/32                                    725,000              694,188              0.8%
      Williams Cos Inc., 7.625%, 07/15/19                                     125,000              137,500              0.2%
      Williams Cos Inc., 7.875%, 09/01/21                                     750,000              836,250              0.9%
      Williams Cos Inc., 8.75%, 03/15/32                                      500,000              574,375              0.6%
                                                                                               ------------          --------
                                                                                                 4,513,344              5.1%
    PRINTING & PUBLISHING
    ---------------------
      CBD Media Holdings LLC and CBD Holdings Finance Inc., 144A, 9.25%,
      07/15/12                                                                400,000              411,500              0.5%
      Dex Media East LLC and Dex Media East Finance Company, 9.875%,
      11/15/09                                                                250,000              284,688              0.3%

--------------------------------------------------------------------------------------------------------------------------------
                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                         DECEMBER 31, 2004
                                                            (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL                              % OF NET
                                                                              AMOUNT              VALUE              ASSETS
                                                                              ------              -----              ------

      Dex Media Inc., 0.0% to 11/15/08, 9.0% to maturity (a),  11/15/13       700,000              548,625              0.6%
      Dex Media West LLC and Dex Media Finance Company, Series "B", 9.875%,
      08/15/13                                                                440,000              507,100              0.6%
                                                                                               ------------          --------
                                                                                                 1,751,913              2.0%
    REAL ESTATE
    -----------
      CB Richard Ellis Services Inc., 9.75%, 05/15/10                         162,000              184,680              0.2%
                                                                                               ------------          --------
    REITS
    -----
      Felcor Lodging LP, 8.5%, 06/01/11                                       350,000              396,375              0.4%
      Host Marriott Corporation/HMH Properties, Inc., Series "B", 7.875%,
      08/01/08                                                                153,000              157,208              0.2%
      Host Marriott LP, Series "E", 8.375%, 02/15/06                           25,000               26,125              0.0%
      Host Marriott LP, Series "I", 9.5%, 01/15/07                            200,000              219,000              0.3%
      Meristar Hospitality Corporation, 9.125%, 01/15/11                      250,000              270,000              0.3%
      MeriStar Hospitality Operating Partnership LP and MeriStar
      Hospitality Finance Corporation, 10.5%, 06/15/09                       1150,000              163,500              0.2%
      Omega Healthcare Investors Inc., 7.0%, 04/01/14                         450,000              462,375              0.5%
                                                                                               ------------          --------
                                                                                                 1,694,583              1.9%
    RETAIL
    ------
      Carrols Corporation, 144A, 9.0%, 01/15/13                               225,000              232,875              0.3%
      Eye Care Centers of America, 9.125%, 05/01/08                           475,000              475,000              0.5%
      Finlay Fine Jewelry Corp., 8.375%, 06/01/12                             375,000              405,000              0.5%
      Friendly Ice Cream Corporation, 8.375%, 06/15/12                        200,000              196,250              0.2%
      Home Interiors & Gifts, Inc., 10.125%, 06/01/08                         625,000              515,625              0.6%
      Rite Aid Corporation, 11.25%, 07/01/08                                  125,000              135,625              0.2%
      Saks Inc., 9.875%, 10/01/11                                             100,000              118,500              0.1%
      Saks Inc., 7.375%, 02/15/19                                             125,000              123,750              0.1%
                                                                                               ------------          --------
                                                                                                 2,202,625              2.5%
    SEMICONDUCTOR EQUIPMENT
    -----------------------
      Amkor Technology Inc., 10.5%, 05/01/09                                  325,000              325,000              0.4%
      Amkor Technology Inc., 7.125%, 03/15/11                                 125,000              117,500              0.1%
                                                                                               ------------          --------
                                                                                                   442,500              0.5%
    TELECOMMUNICATIONS
    ------------------
      American Tower Corporation, 9.375%, 02/01/09                            268,000              283,410              0.3%
      American Tower Escrow Corporation, Zero Coupon, 08/01/08                100,000               74,750              0.1%
      AT&T Corporation, 9.75%, 11/15/31                                       375,000              447,656              0.5%
      Centennial Cellular Operating Company and Centennial
      Communications Corporation, 10.125%, 06/15/13                           450,000              505,125              0.6%
      Crown Castle International Corporation, 9.375%, 08/01/11                325,000              364,000              0.4%
      Crown Castle International Corporation, 10.75%, 08/01/11                490,000              531,650              0.6%
      Crown Castle International Corporation, Series "B", 7.5%, 12/01/13       50,000               53,750              0.1%
      Insight Midwest LP and Insight Capital Inc., 9.75%, 10/01/09            425,000              445,187              0.3%
      Lucent Technologies Inc., 6.45%, 03/15/29                             1,025,000              927,625              1.0%
      Nextel Communications Inc., 6.875%, 10/31/13                             50,000               54,250              0.1%
      Nextel Communications Inc., 7.375%, 08/01/15                          1,100,000            1,210,000              1.4%
      Qwest Corporation, 144A, 8.875%, 03/15/12                               375,000              433,125              0.5%
      Qwest Services Corporation, 144A, 13.5%, 12/15/10                       500,000              601,250              0.7%
      Qwest Services Corporation, 144A, 14.5%, 12/15/14                       768,000              971,520              1.1%
      SBA Communications Corporation, 144A, 8.5%, 12/01/12                    125,000              127,500              0.1%
      SBA Telecommunications Inc. and SBA Communications Corporation,
      0.0% to 12/15/07, 9.75% to maturity (a), 12/15/11                       325,000              273,812              0.3%
      UbiquiTel Operating Company, 144A, 9.875%, 03/01/11                     150,000              168,375              0.2%
      UbiquiTel Operating Company, 9.875%, 03/01/11                           250,000              280,625              0.3%
      US Unwired Inc., Series "B", 10.0%, 06/15/12                            350,000              394,625              0.4%
      World Access Inc., 13.25%, 01/15/08 (b)                                 500,000               16,250              0.0%
                                                                                               ------------          --------
                                                                                                 8,164,485              9.0%
    TELEVISION, CABLE & RADIO
    -------------------------
      Cablevision Systems Corporation, 144A, FRN (6.67%), 04/01/09            200,000              212,000              0.2%
      Cablevision Systems Corporation, 144A, 8.0%, 04/15/12                   125,000              133,438              0.2%
      Charter Communications Holdings LLC and Charter Communications
      Holdings Capital Corporation, 8.625%, 04/01/09                           50,000               43,375              0.1%
      Charter Communications Holdings LLC and Charter Communications
      Holdings Capital Corporation, 10.75%, 10/01/09                          175,000              159,250              0.2%

--------------------------------------------------------------------------------------------------------------------------------
                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                         DECEMBER 31, 2004
                                                            (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL                              % OF NET
                                                                              AMOUNT              VALUE              ASSETS
                                                                              ------              -----              ------

      Charter Communications Holdings LLC and Charter Communications
      Holdings Capital Corporation, 0.0% to 01/15/05, 11.75% to
      maturity(a), 11/15/10                                                   800,000              746,000              0.8%
      Charter Communications Holdings LLC and Charter Communications
      Holdings Capital Corporation, 0.0% to 01/15/06, 13.5% to
      maturity(a),  01/15/11                                                  150,000              126,000              0.1%
      Charter Communications Holdings LLC and Charter Communications
      Holdings Capital Corporation, 0.0% to 05/15/06. 11.75% to
      maturity(a), 05/15/11                                                   500,000              367,500              0.4%
      Charter Communications Holdings LLC and Charter Communications
      Holdings Capital Corporation, 10.0%, 05/15/11                           575,000              491,625              0.6%
      Charter Communications Holdings LLC and Charter Communications
      Holdings Capital Corporation, 0.0% to 01/15/07, 12.125% to
      maturity(a),  11/15/12                                                  100,000               68,000              0.1%
      CSC Holdings Inc., 10.5%, 05/15/16                                      500,000              567,500              0.6%
      DirecTV Holdings LLC and DirectTV Financing Company, 8.375%, 03/15/13   300,000              336,375              0.4%
      Lodgenet Entertainment Corporation, 9.5%, 06/15/13                      450,000              497,250              0.6%
      Mediacom Broadband LLC, 11.0%, 07/15/13                                 450,000              483,750              0.5%
      Nextmedia Operating Inc., 10.75%, 07/01/11                              400,000              448,000              0.5%
      Radio One Inc., Series "B", 8.875%, 07/01/11                            275,000              299,406              0.3%
      Young Broadcasting Inc., 10.0%, 03/01/11                                400,000              427,000              0.5%
                                                                                               ------------          --------
                                                                                                 5,406,469              6.1%
    TEXTILES
    --------
      Simmons Bedding Co., 7.875%, 01/15/14                                   400,000              414,000              0.5%
                                                                                               ------------          --------
    TRANSPORTATION
    --------------
      Holt Group, 9.75%, 01/15/06 (b) (c)                                     500,000                  625              0.0%
      Horizon Lines, LLC, 144A, 9.0%, 11/01/12                                200,000              215,000              0.2%
                                                                                               ------------          --------
                                                                                                   215,625              0.2%
                                                                                               ------------          --------
Total Domestic  (cost $71,673,242)                                                              73,646,211             82.6%
FOREIGN (d)
-----------
    BUILDING MATERIALS
    ------------------
      Ainsworth Lumber Co Ltd., 144A, 7.25%, 10/01/12                         175,000              178,062              0.2%
                                                                                               ------------          --------
    CHEMICALS
    ---------
      Acetex Corporation, 10.875%, 08/01/09                                   625,000              679,688              0.8%
      Methanex Corporation, 8.75%, 08/15/12                                   300,000              350,250              0.4%
      Rhodia SA, 7.625%, 06/01/10                                             225,000              225,562              0.3%
      Rhodia SA, 10.25%, 06/01/10                                              50,000               56,250              0.1%
      Rhodia SA, 8.875%, 06/01/11                                             300,000              302,250              0.3%
                                                                                               ------------          --------
                                                                                                 1,614,000              1.9%
    COAL
    ----
      Luscar Coal Ltd., 9.75%, 10/15/11                                        35,000               39,725              0.0%
                                                                                               ------------          --------
    COMPUTERS
    ---------
      Seagate Technology HDD Holdings, 8.0%, 05/15/09                         425,000              459,000              0.5%
                                                                                               ------------          --------
    DIVERSIFIED MANUFACTURER
    ------------------------
      Invensys PLC, 144A, 9.875%, 03/15/11                                    225,000              241,875              0.3%
                                                                                               ------------          --------
    FINANCIAL SERVICES
    ------------------
      BCP Caylux Holdings Luxembourg S.C.A, 144A, 9.625%, 06/15/14            550,000              620,125              0.7%
                                                                                               ------------          --------
    FOREST PRODUCTS & PAPER
    -----------------------
      Abitibi-Consolidated Inc., 8.55%, 08/01/10                              100,000              108,375              0.1%
      Abitibi-Consolidated Inc., 8.85%, 08/01/30                              255,000              256,275              0.3%
                                                                                               ------------          --------
                                                                                                   364,650              0.4%
    HOLDING COMPANIES
    -----------------
      JSG Funding PLC, 9.625%, 10/01/12                                       410,000              457,150              0.5%
                                                                                               ------------          --------
    IRON/STEEL
    ----------
      Ispat Inland ULC, 9.75%, 04/01/14                                       179,000              221,065              0.3%
                                                                                               ------------          --------
    LODGING
    -------
      Kerzner International Ltd., 8.875%, 08/15/11                            375,000              409,685              0.5%
                                                                                               ------------          --------
    PHARMACEUTICALS
    ---------------
      WH Holdings Ltd. and WH Capital Corporation, 9.5%, 04/01/11             500,000              550,000              0.6%
                                                                                               ------------          --------
    PRINTING & PUBLISHING
    ---------------------
      Yell Finance BV, 10.75%, 08/01/11                                       341,000              393,855              0.4%
                                                                                               ------------          --------
    RETAIL
    ------
      Jafra Cosmetics International Inc., and Distribuidora
      Comercial Jafra, SA de CV, 10.75%, 05/15/11                             400,000              452,000              0.5%
      The Jean Coutu Group Inc., 144A, 8.5%, 08/01/14                         225,000              230,625              0.3%

--------------------------------------------------------------------------------------------------------------------------------
                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                         DECEMBER 31, 2004
                                                            (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL                              % OF NET
                                                                              AMOUNT              VALUE              ASSETS
                                                                              ------              -----              ------
                                                                                               ------------          --------
                                                                                                   682,625              0.8%
    TELECOMMUNICATIONS
    ------------------
      Nortel Networks Ltd., 6.125%, 02/15/06                                  450,000              457,875              0.5%
                                                                                               ------------          --------
Total Foreign (cost $6,291,323)                                                                  6,689,692              7.6%
Total Corporate Bonds (cost $77,964,565)                                                        80,335,903             90.2%

CONVERTIBLE BONDS
-----------------
    TELECOMMUNICATIONS
    ------------------
      American Tower Corporation, 5.0%, 02/15/10                              125,000              125,625              0.2%
                                                                                               ------------          --------
Total Convertible Bonds (cost $59,790)                                                             125,625              0.2%

WARRANTS, COMMON & PREFERRED STOCKS
-----------------------------------
      Alamosa Holdings Inc., Series "B", 7.5% (Convertible Preferred)             645              604,365              0.7%
      American Tower Corporation, 08/01/08  (Warrants)*                           100               23,000              0.0%
      ContinentalAFA Dispensing Company (Common Stock) (c)*                    17,241               51,723              0.1%
      NTL Inc. (Common Stock)*                                                  8,123              592,654              0.7%
      Spectrasite Inc. (Common Stock)*                                          6,034              349,369              0.4%
      Telewest Global Inc. (Common Stock)*                                     15,587              274,019              0.3%
      Ubiquitel Inc., 04/15/10  (Warrants)*                                       375                    4              0.0%
      UnitedGlobalCom Inc., Class "A" (Common Stock)*                          60,985              589,115              0.6%
      World Access Inc. (Common Stock)*                                         1,571                    1              0.0%
                                                                                               ------------          --------
Total Warrants, Common & Preferred Stocks (cost $2,634,514)                                      2,484,250              2.8%
Total Investment Portfolio excluding repurchase
    agreement (cost $80,658,869)                                                                82,945,778             93.2%
                                                                                               ------------          --------

REPURCHASE AGREEMENT
--------------------
 Repurchase Agreement with State Street
 Bank and Trust Company, dated
 December 31, 2004 @ 1.45% to be
 repurchased at $4,572,552 on
 January 3, 2005, collateralized by
 $3,910,000 United States Treasury Bonds,
 6.125% due August 15, 2029, (market value
$4,678,865 including interest)
 (cost $4,572,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    4,572,000             5.1%
                                                                                               ------------          --------
TOTAL INVESTMENT PORTFOLIO (COST $85,230,869) (E)                                                87,517,778            98.3%
OTHER ASSETS AND LIABILITIES, NET,                                                                1,322,541             1.5%
                                                                                               ------------          --------
NET ASSETS                                                                                      $88,840,319            99.8%
                                                                                               ============          ========

----------------
* Non-income producing security.

(a)   Bonds reset to applicable coupon rate at a future date.

(b)   Bond is in default.

(c) Securities are fair valued according to procedures adopted by the Board of Trustees.

(d)   U.S. dollar denominated.

(e) The aggregate identified cost for federal income tax net unrealized appreciation of $2,286,909 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $7,136,723 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $4,849,814.

144A-Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. Some 144A securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities.

FRN - Floating rate notes reset their interest rate on a six-month basis.

------------------------------------------------------------------------------------------------------------------------------------
              Heritage Income Trust -- Intermediate Government Fund
                              Investment Portfolio
                                December 31, 2004
------------------------------------------------------------------------------------------------------------------------------------



                                                                                Principal       Maturity                  % of Net
                                                                                 Amount           Date        Value        Assets
                                                                                ---------       --------      -----       ---------
U.S. GOVERNMENT AND U.S. GOVERNMENT-SPONSORED ENTERPRISES
      U.S. TREASURIES
         U.S. Treasury Notes, 2.75%                                             $1,500,000    06/30/06     $1,495,958          5.2%
         U.S. Treasury Notes,  2.375%                                            3,000,000    08/15/06      2,971,524         10.3%
         U.S. Treasury Notes, 3.25%                                              1,000,000    08/15/07      1,001,484          3.5%
         U.S. Treasury Notes, 3.375%                                             3,000,000    09/15/09      2,972,577         10.4%
         U.S. Treasury Notes, 4.25%                                              3,000,000    08/15/14      3,006,681         10.5%
                                                                                                         ------------       -------
         Total U.S. Treasuries (cost $11,587,034)...............                                           11,448,224         39.9%
                                                                                                         ------------       -------
      U.S. GOVERNMENT-SPONSORED ENTERPRISES

         FEDERAL HOME LOAN BANK
            Federal Home Loan Bank, 2.25%                                        2,000,000    05/15/06      1,977,278          6.9%
            Federal Home Loan Bank, 1.875%                                       2,000,000    06/15/06      1,964,796          6.8%
                                                                                                         ------------       -------
                                                                                                            3,942,074         13.7%
                                                                                                         ------------       -------
         FEDERAL HOME LOAN MORTGAGE CORPORATION
            Freddie Mac, 3.5%                                                    2,500,000    09/15/07      2,507,142          8.7%
            POOL #C47218, 30 year Pass-Through, 7.5%                               183,505    02/01/31        196,688          0.7%
                                                                                                         ------------       -------
                                                                                                            2,703,830          9.4%
                                                                                                         ------------       -------
         FEDERAL NATIONAL MORTGAGE ASSOCIATION
            Fannie Mae,  3.25%                                                   1,000,000    01/15/08        992,313          3.5%
            POOL #625185, 30 year Pass-Through, 6.5%                               329,117    02/01/32        345,498          1.2%
            POOL #750739 , 30 year Pass-Through, 6.0%                            2,787,336    11/01/33      2,883,467         10.1%
            POOL #762203, 30 year Pass-Through, 5.5%                             2,423,266    12/01/33      2,462,235          8.6%
            POOL #762711, 30 year Pass-Through, 5.5%                             1,997,845    02/01/34      2,029,972          7.1%
                                                                                                         ------------       -------
                                                                                                            8,713,485         30.5%
                                                                                                         ------------       -------
         GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
            POOL #450456, 30 year Pass-Through, 7.0%                               488,548    01/15/28        519,181          1.8%
            POOL #572852, 30 year Pass-Through, 6.5%                               299,014    01/15/32        315,043          1.1%
                                                                                                         ------------       -------
                                                                                                              834,224          2.9%
                                                                                                         ------------       -------
            Total U.S. Government-Sponsored Enterprises (cost $16,251,281)......                           16,193,613         56.5%
                                                                                                         ------------       -------
            Total U.S. Government and U.S. Government-Sponsored Enterprises
            (cost $27,838,315)..................................................                           27,641,837         96.4%
                                                                                                         ------------       -------

REPURCHASE AGREEMENT
---------------------
Repurchase Agreement with State Street
Bank and Trust  Company, dated
December 31, 2004 @ 1.45% to be
repurchased at $1,079,130 on
January 3, 2005, collateralized by
$925,000 United States Treasury Bonds,
6.125% due August 15, 2029, (market value
$1,106,893 including interest)
(cost $1,079,000) ..............................................................                            1,079,000          3.8%
                                                                                                         ------------       -------
TOTAL INVESTMENT PORTFOLIO (COST $28,917,315) (A)                                                          28,720,837        100.2%

OTHER ASSETS AND LIABILITIES, NET,                                                                            (49,787)        -0.2%
NET ASSETS                                                                                               ------------       -------
                                                                                                          $28,671,050        100.0%
                                                                                                         ------------       -------
                                                                                                         ------------       -------


-----------

(a) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized depreciation of $196,478 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $62,162 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $258,640.

Item 2. Controls and Procedures

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Income Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Income Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Income Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             HERITAGE INCOME TRUST
Date:    February 25, 2005

                                             /s/ K.C. Clark
                                             -----------------------------------
                                             K.C. Clark
                                             Executive Vice President and
                                             Principal Executive Officer



         Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:    February 25, 2005

                                             /s/ K.C. Clark
                                             -----------------------------------
                                             K.C. Clark
                                             Executive Vice President and
                                             Principal Executive Officer


Date:    February 25, 2005

                                             /s/ Andrea N. Mullins
                                             -----------------------------------
                                             Andrea N. Mullins
                                             Principal Financial Officer and
                                             Treasurer